Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 95.5%
Communication Services 9.7%
Entertainment 3.0%
Activision Blizzard, Inc.	57,566	4,927,074
Live Nation Entertainment, Inc.*	71,509	5,005,630
Netflix, Inc.*	22,717	7,848,269
Spotify Technology SA*	38,923	5,200,891
Walt Disney Co.*	25,292	2,532,488
		25,514,352
Interactive Media & Services 5.4%
Alphabet, Inc. "A"*	182,255	18,905,311
Alphabet, Inc. "C"*	167,270	17,396,080
Match Group, Inc.*	74,795	2,871,380
Meta Platforms, Inc. "A"*	31,621	6,701,755
		45,874,526
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	72,703	10,530,303
Consumer Discretionary 8.2%
Broadline Retail 3.6%
Amazon.com, Inc.*	296,331	30,608,029
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	22,280	6,229,711
Planet Fitness, Inc. "A"*	76,115	5,911,852
		12,141,563
Specialty Retail 1.7%
Burlington Stores, Inc.*	14,058	2,841,122
Home Depot, Inc.	38,709	11,423,800
		14,264,922
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*	21,089	7,680,403
NIKE, Inc. "B"	35,233	4,320,975
		12,001,378
Consumer Staples 3.6%
Beverages 0.6%
Constellation Brands, Inc. "A"	22,638	5,113,698
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	25,812	12,825,208
Dollar General Corp.	23,728	4,993,795
		17,819,003
Personal Products 0.9%
Estee Lauder Companies, Inc. "A"	28,268	6,966,931

Financials 11.2%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	111,402	11,618,114
Consumer Finance 0.5%
American Express Co.	27,224	4,490,599
Financial Services 5.4%
Global Payments, Inc.	37,279	3,923,242
Mastercard, Inc. "A"	59,729	21,706,116
Visa, Inc. "A"	87,602	19,750,747
		45,380,105
Insurance 3.9%
Progressive Corp.	227,085	32,486,780
Health Care 15.4%
Biotechnology 0.3%
Exact Sciences Corp.*	41,525	2,815,810
Health Care Equipment & Supplies 5.1%
Becton, Dickinson & Co.	32,204	7,971,778
DexCom, Inc.*	140,285	16,298,311
Hologic, Inc.*	113,302	9,143,472
Intuitive Surgical, Inc.*	24,182	6,177,776
The Cooper Companies, Inc.	9,740	3,636,526
		43,227,863
Health Care Providers & Services 2.4%
agilon health, Inc.* (a)	253,138	6,012,027
UnitedHealth Group, Inc.	29,754	14,061,443
		20,073,470
Life Sciences Tools & Services 6.1%
Charles River Laboratories International, Inc.*	19,354	3,906,024
Danaher Corp.	64,666	16,298,419
Thermo Fisher Scientific, Inc.	53,950	31,095,161
		51,299,604
Pharmaceuticals 1.5%
Zoetis, Inc.	72,899	12,133,310
Industrials 5.8%
Aerospace & Defense 0.5%
TransDigm Group, Inc.	5,522	4,069,990
Building Products 0.3%
Trex Co., Inc.*	54,598	2,657,285
Electrical Equipment 1.9%
AMETEK, Inc.	80,662	11,722,609
Generac Holdings, Inc.*	34,733	3,751,511
		15,474,120
Ground Transportation 0.5%
Uber Technologies, Inc.*	131,945	4,182,656
Machinery 0.6%
Deere & Co.	12,808	5,288,167

Professional Services 2.0%
TransUnion	101,076	6,280,862
Verisk Analytics, Inc.	56,538	10,847,381
		17,128,243
Information Technology 39.3%
IT Services 0.7%
Cloudflare, Inc. "A"*	42,489	2,619,872
Twilio, Inc. "A"*	51,991	3,464,160
		6,084,032
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.*	96,517	9,459,631
Analog Devices, Inc.	62,247	12,276,353
Applied Materials, Inc.	80,982	9,947,019
MKS Instruments, Inc.	34,898	3,092,661
NVIDIA Corp.	85,010	23,613,228
		58,388,892
Software 20.5%
Adobe, Inc.*	26,809	10,331,384
Aspen Technology, Inc.*	22,329	5,110,438
Atlassian Corp. Ltd. "A"*	16,794	2,874,629
Box, Inc. "A"*	151,945	4,070,607
Dynatrace, Inc.*	106,100	4,488,030
Five9, Inc.*	44,186	3,194,206
Intuit, Inc.	24,385	10,871,565
Microsoft Corp.	291,731	84,106,047
Roper Technologies, Inc.	16,906	7,450,305
Salesforce, Inc.*	38,883	7,768,046
ServiceNow, Inc.*	26,647	12,383,394
Synopsys, Inc.*	44,076	17,024,355
Workiva, Inc.*	27,252	2,790,877
		172,463,883
Technology Hardware, Storage & Peripherals 11.2%
Apple, Inc.	571,884	94,303,672
Materials 0.6%
Construction Materials
Vulcan Materials Co.	30,346	5,206,160
Real Estate 1.7%
Industrial REITs 0.9%
Prologis, Inc.	61,035	7,615,337
Specialized REITs 0.8%
Equinix, Inc.	9,343	6,736,677
Total Common Stocks (Cost $319,460,296)		803,959,474

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c) (Cost $6,074,400)	6,074,400	6,074,400

Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 4.78% (b) (Cost $38,269,033)	38,269,033	38,269,033

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $363,803,729)	100.7	848,302,907
Other Assets and Liabilities, Net	(0.7)	(6,153,569)
Net Assets	100.0	842,149,338
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c)
—	6,074,400 (d)	—	—	—	61	—	6,074,400	6,074,400
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 4.78% (b)
38,196,795	47,030,836	46,958,598	—	—	344,987	—	38,269,033	38,269,033
38,196,795	53,105,236	46,958,598	—	—	345,048	—	44,343,433	44,343,433

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $6,011,125, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$803,959,474	$—	$—	$803,959,474
Short-Term Investments (a)	44,343,433	—	—	44,343,433
Total	$848,302,907	$—	$—	$848,302,907

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH1
R-080548-2 (1/25)